Organization and principal activities	18 Months Ended
Jun. 30, 2026
Exascale Labs Inc [Member]
Organization and principal activities

1. Organization and principal activities

On June 1, 2022, Exascale Labs Inc. (the “Company”) was formally incorporated in the State of Delaware. In accordance with the Company’s Certificate of Incorporation, the total authorized share capital of the Company consists of 1,500 shares of common stock, with a par value of $0.01 per share, all of which are of one class. The governance structure of the Company stipulates that the business and affairs of the Company shall be managed by or under the direction of its board of directors.

On December 16, 2025, the Company incorporated its wholly-owned subsidiary, Evana Alpha Pte. Ltd., in Singapore. The Company subscribed for all 1,000 ordinary shares of the subsidiary, with a total issued share capital of Singapore Dollars 1,000. The subsidiary’s principal business activity is information technology consultancy (excluding cybersecurity).

The Company is a next-generation artificial intelligence (“AI”) infrastructure provider operating an asset-light, software-defined graphics processing unit (“GPU”) compute platform and related AI infrastructure solutions. The Company’s core business includes GPU as a Service (“GaaS”), through which it provides reserved and on-demand access to high-performance GPU compute capacity sourced from third-party data centers globally, as well as GPU cluster management and optimization services for artificial intelligence data center (“AIDC”) operators. In addition, the Company has developed certain modular data center, high-density liquid cooling, high-voltage direct current (“HVDC”) power, data center interconnectivity and energy storage solutions that are designed to address deployment bottlenecks in AI infrastructure and that the Company believes are ready for commercial engagement in future. The platform is purpose-built for large-scale AI workloads, including large language model (“LLM”) training, fine-tuning, and high-concurrency inference.

In January 2026, the Company adopted an Amended and Restated Certificate of Incorporation, which established a dual-class common stock structure. Under this new structure, the Company’s equity is divided into 303 shares of Class A common stock and 1,197 shares of Class B common stock, which are entitled to one (1) vote and twenty (20) votes per share, respectively. Despite the differential in voting power, Class A common stock and Class B common stock rank pari passu in all other respects, sharing ratably in dividends and any distributions upon liquidation. Furthermore, all outstanding Simple Agreements for Future Equity (“SAFEs”) are designated to convert or settle exclusively into Class A common stock.

On January 11, 2026, D. Boral ARC Acquisition I Corp., a British Virgin Islands business company (“BCAR”) entered into an Agreement and Plan of Merger (the “Business Combination Agreement”), with D. Boral ARC Merger Corporation, a Delaware corporation and a wholly owned subsidiary of BCAR (“PubCo”), D. Boral Arc Merger Sub Inc., a Delaware corporation and a wholly owned subsidiary of BCAR (“Merger Sub”), and the Company.

On August 27, 2026 (the “Closing Date”), PubCo consummated the transactions contemplated by the Business Combination Agreement (the “Business Combination”). PubCo changed its name from “D. Boral ARC Merger Corporation” to “Exascale Labs Holdings Inc”. Upon the closing of the Business Combination, Merger Sub merged with and into the Company, with the Company surviving as a wholly owned subsidiary of PubCo. The Company’s former securityholders received an aggregate of 19,354,261 PubCo Class A common stock and 30,645,739 PubCo Class B common stock, representing aggregate merger consideration of $500.0 million based on a deemed value of $10.00 per share. The Class B common stock have 20 votes per share, while the Class A common stock have one vote per share.

The Business Combination was accounted for as a reverse recapitalization, with the Company identified as the accounting acquirer and BCAR identified as the accounting acquiree for financial reporting purposes (De-SPAC transaction).

As of the Closing Date and following the completion of the Business Combination, PubCo had approximately 64,334,789 shares of PubCo Common Stock issued and outstanding, consisting of approximately 33,689,050 PubCo Class A common stock and 30,645,739 PubCo Class B common stock. In addition, as of the Closing Date, PubCo had 14,099,992 warrants issued and outstanding, each whole warrant entitling the holder thereof to purchase one share of PubCo Class A common stock at an exercise price of $11.50 per share.